Income Taxes (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax rate			42.90%	27.60%	29.10%
Provisional estimate of the transition tax		$ 240,000,000
Tax Cuts and Jobs Act of 2017, transition tax for accumulated foreign earnings, liability		3,400,000,000	$ 3,400,000,000
Withholding and state income tax expense (benefit)		53,000,000
Tax Cuts and Jobs Act of 2017, income tax expense (benefit)			3,400,000,000
Charge to reduce value to deferred tax assets and liabilities			220,000,000
Increase (decrease) in valuation allowances			9,000,000	$ 8,000,000	$ 69,000,000
Increase (decrease) in adjustment of valuation allowances, beginning balance			$ 11,000,000	$ (7,000,000)	$ (14,000,000)
Net operating loss carryforwards			81.00%
Tax Credit Carryforward [Line Items]
U.S. Federal statutory rate			35.00%	35.00%	35.00%
Unrecognized tax benefits that would impact effective tax rate		56,000,000	$ 56,000,000	$ 53,000,000	$ 53,000,000
Accrued interest and penalties		12,000,000	12,000,000	11,000,000	8,000,000
Putnam and issues included in consolidated MMC tax returns		71,000,000	71,000,000	$ 65,000,000	$ 74,000,000	$ 97,000,000
Federal
Tax Credit Carryforward [Line Items]
Operating loss carryforwards tax benefits		6,000,000	6,000,000
State and Local
Tax Credit Carryforward [Line Items]
Operating loss carryforwards tax benefits		49,000,000	49,000,000
Non-U.S.
Tax Credit Carryforward [Line Items]
Operating loss carryforwards tax benefits		31,000,000	31,000,000
Minimum
Tax Credit Carryforward [Line Items]
Decrease in unrecognized tax benefits is reasonably possible		0	0
Maximum
Tax Credit Carryforward [Line Items]
Decrease in unrecognized tax benefits is reasonably possible		$ 6,000,000	$ 6,000,000
Forecast
Tax Credit Carryforward [Line Items]
U.S. Federal statutory rate	21.00%